Note 13 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 1,796
2025	1,605
2026	1,181
2027	978,073
2028 and thereafter	519,984
Long-Term Debt	$ 1,502,639